STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 35,346	$ 3,871	$ 120,290	$ 1,127	$ (95,540)	$ 5,598
Balance (in shares) at Dec. 31, 2012		5,555,558
Issuance of shares in respect of Stock-based compensation	27	$ 7	20	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		10,000
Stock-based compensation expenses	374	$ 0	354	0	0	20
Exercise of options in subsidiary	0	0	332	0	0	(332)
Dividend payable to non-controlling interest	(1,311)	0	0	0	0	(1,311)
Other comprehensive income	932	0	0	329	0	603
Net income (loss) attributable to Non -controlling interest	951	0	0	0	0	951
Net income attributable to Pointer shareholders	6,320	0	0	0	6,320	0
Balance at Dec. 31, 2013	42,639	$ 3,878	120,996	1,456	(89,220)	5,529
Balance (in shares) at Dec. 31, 2013		5,565,558
Issuance of share capital	21,442	$ 1,827	19,615	0	0	0
Issuance of share capital (in shares)		2,123,006
Stock-based compensation expenses	375	$ 0	375	0	0	0
Acquisition of non-controlling interests	$ (19,108)	0	(11,368)	0	0	(7,740)
Acquisition of non-controlling interests (in shares)	0
Other comprehensive income	$ (4,292)	0	0	(4,365)	0	73
Net income (loss) attributable to Non -controlling interest	(713)	0	0	0	0	(713)
Net income attributable to Pointer shareholders	13,453	0	0	0	13,453	0
Balance at Dec. 31, 2014	53,796	$ 5,705	129,618	(2,909)	(75,767)	(2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of shares in respect of Stock-based compensation	14	$ 3	11	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,999
Stock-based compensation expenses	309	$ 0	309	0	0	0
Acquisition of non-controlling interests	$ 541	62	(1,528)	0	0	2,007
Acquisition of non-controlling interests (in shares)	81,081
Other comprehensive income	$ (3,423)	0	0	(3,345)	0	(78)
Net income (loss) attributable to Non -controlling interest	(147)	0	0	0	0	(147)
Net income attributable to Pointer shareholders	3,945	0	0	0	3,945	0
Balance at Dec. 31, 2015	$ 55,035	$ 5,770	$ 128,410	$ (6,254)	$ (71,822)	$ (1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644